Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 30,294	$ 212,608	$ 861,474
Due from Sponsor	3,000	1,500
Prepaid expenses and other assets	43,629	61,530	388,666
Total Current Assets	76,923	275,638	1,250,140
Trust Account receivable	32,565	887,555
Cash and investments held in Trust Account	48,590,022	313,913,217	309,450,720
TOTAL ASSETS	48,699,510	314,188,855	310,700,860
Current liabilities
Accounts payable and accrued expenses	5,803,741	5,440,933	1,024,627
Related party advances	300,000
Total Current Liabilities	6,103,741	5,440,933	1,024,627
Warrant liabilities	776,017	164,410	8,299,434
Deferred underwriting fee payable	10,830,775	10,830,775	10,830,775
Total Liabilities	17,710,533	16,436,118	20,154,836
Commitments and Contingencies
DHC Class A Shares subject to possible redemption; 4,646,574 and 30,945,072 shares at a redemption value of $10.46 and $10.14 per share at June 30, 2023 and December 31, 2022, respectively	48,622,587	313,913,217	309,450,720
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	0	0
Accumulated deficit	(17,634,384)	(16,161,254)	(18,905,470)
Total Shareholders' Deficit	(17,633,610)	(16,160,480)	(18,904,696)
TOTAL LIABILITIES, DHC CLASS A SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	48,699,510	314,188,855	310,700,860
Class A ordinary shares
Current liabilities
DHC Class A Shares subject to possible redemption; 4,646,574 and 30,945,072 shares at a redemption value of $10.46 and $10.14 per share at June 30, 2023 and December 31, 2022, respectively	48,622,587	313,913,217	309,450,720
Shareholders' Deficit
Common stock value	0	0
Class B ordinary shares
Shareholders' Deficit
Common stock value	$ 774	$ 774	$ 774